Putnam Sustainable Retirement 2065 Fund
	The fund's portfolio
	10/31/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (93.9%)*
	Putnam Sustainable Leaders ETF(AFF)	14,625	$344,552
	Putnam Sustainable Future ETF(AFF)	9,416	168,297
	Putnam PanAgora ESG International Equity ETF(AFF)	6,468	126,786
	Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	1,910	34,959

	Total Equity Investment Companies (cost $680,487)		$674,594
	Fixed Income Investment Companies (5.7%)*
	Putnam ESG Core Bond ETF(AFF)	517	$23,723
	Putnam ESG High Yield ETF(AFF)	166	7,979
	Putnam ESG Ultra Short ETF(AFF)	179	8,986

	Total Fixed Income Investment Companies (cost $42,338)		$40,688
	Short-Term Investments (1.2%)*
	Putnam Government Money Market Fund Class G 5.05%(AFF)	8,285	$8,285

	Total Short-term Investments (cost $8,285)		$8,285

	Total Investments (cost $731,110)		$723,567
*	Percentages indicated are based on net assets of $718,517.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund class G, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$674,594	$—	$—
	Fixed Income Investment Companies	40,688	—	—
	Short-Term Investments	8,285	—	—

	Totals by level	$723,567	$—	$—

Affiliated transactions
For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/23	Fair value as of 10/31/23
Putnam Sustainable Leaders ETF	$326,671	$80,321	$36,984	$—	$—	$1,532	$(26,988)	14,625	$344,552
Putnam Sustainable Future ETF	164,538	41,631	18,512	—	—	226	(19,586)	9,416	168,297
Putnam PanAgora ESG International Equity ETF	121,181	30,844	13,783	—	—	(133)	(11,323)	6,468	126,786
Putnam PanAgora ESG Emerging Markets Equity ETF	34,088	9,109	3,789	—	—	(216)	(4,233)	1,910	34,959
Putnam ESG Core Bond ETF	21,751	5,774	2,552	235	—	(158)	(1,092)	517	23,723
Putnam ESG High Yield ETF	7,312	1,860	872	128	—	(24)	(297)	166	7,979
Putnam ESG Ultra Short ETF	8,246	2,408	1,656	121	—	—	(12)	179	8,986
Putnam Government Money Market Fund Class G*	—	140,468	132,183	39	—	—	—	8,285	8,285
Putnam Government Money Market Fund Class P*	2,680	16,941	19,621	26	—	—	—	—	—
Totals	$686,467	$329,356	$229,952	$549	$—	$1,227	$(63,531)		$723,567
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com